Federated Hermes International Equity Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.5%
		Argentina—1.7%
53,047	[1]	Globant SA	$11,390,252
10,343	[1]	Mercadolibre, Inc.	16,942,972
		TOTAL	28,333,224
		Australia—0.9%
93,823	[1]	Afterpay Ltd.	8,597,345
750,369		Northern Star Resources Ltd.	5,817,253
		TOTAL	14,414,598
		Austria—0.6%
222,015		Andritz AG	10,638,376
		Belgium—1.6%
70,400		S.A. D'Ieteren N.V.	5,938,750
116,812		Solvay S.A.	14,243,931
110,192		Umicore SA	6,467,455
		TOTAL	26,650,136
		Brazil—0.8%
496,936		Notre Dame Intermedica Participacoes SA	7,689,642
133,908	[1]	XP Inc.	5,910,699
		TOTAL	13,600,341
		Canada—4.7%
70,257		Agnico Eagle Mines Ltd.	3,925,258
305,100	[1]	Aritzia, Inc.	7,189,964
32,551	[1]	Lululemon Athletica Inc.	10,145,496
268,865		Magna International, Inc., Class A	22,646,267
463,415		Methanex Corp.	17,865,111
253,570		Toronto Dominion Bank	15,370,415
		TOTAL	77,142,511
		Chile—1.0%
651,600		Antofagasta PLC	16,176,679
		China—6.0%
253,402	[1]	360 Finance Inc., ADR	5,937,209
658,946	[1]	Alibaba Group Holding Ltd.	19,708,914
37,022	[1]	Pinduoduo, Inc., ADR	6,336,685
853,316		Ping An Insurance (Group) Co. of China Ltd.	10,478,993
334,494		Tencent Holdings Ltd.	28,524,552
5,513,000		Weichai Power Co. Ltd., Class H	16,247,832
924,533	[1]	WuXi PharmaTech, Inc.	11,421,171
		TOTAL	98,655,356
		Colombia—0.7%
729,100		Banco Industrial Colombiano	6,277,417
177,100		Bancolombia S.A., ADR	5,923,995
		TOTAL	12,201,412
		Denmark—0.8%
10,066	[1]	Alk-Abello A/S	4,234,262
112,864		GN Store Nord AS	9,478,196
		TOTAL	13,712,458

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Egypt—0.3%
1,267,367		Commercial International Bank Egypt	$5,033,949
		Finland—1.1%
144,075		Neste Oyj	9,483,723
235,464		Valmet Corp.	7,924,924
		TOTAL	17,408,647
		France—7.2%
41,015		Dassault Systemes SA	8,504,682
69,466	[1]	Eurofins Scientific SE	6,173,968
237,024		Imerys SA	12,183,389
209,400		Ipsos	8,095,364
16,331		LVMH Moet Hennessy Louis Vuitton SA	10,341,143
93,900		Michelin, Class B	13,562,812
348,471		Publicis Groupe	20,401,843
16,087		Stedim	7,025,552
27,663		Teleperformance	9,780,872
138,457		Vinci SA	14,367,994
96,850	[1]	Worldline SA	8,621,147
		TOTAL	119,058,766
		Germany—7.3%
171,000		BASF SE	14,001,478
721,593		Deutsche Telekom AG, Class REG	13,060,438
107,343	[1]	Evotec SE	4,148,732
213,100		Fresenius SE & Co KGaA	9,114,647
74,000		Hannover Rueckversicherung SE	12,517,465
139,400		HeidelbergCement AG	11,003,627
205,400		LANXESS AG	15,166,354
48,700		Muenchener Rueckversicherungs-Gesellschaft AG	14,219,568
5,630		Rational AG	4,802,955
43,429		SAP SE, ADR	5,356,967
37,863		Stratec Biomedical Systems AG	5,385,980
72,125	[1]	TeamViewer AG	3,870,624
80,333	[1]	Zalando SE	8,236,652
		TOTAL	120,885,487
		Greece—0.2%
242,400		Jumbo S.A.	3,970,995
		Hong Kong—0.6%
804,254		AIA Group Ltd.	10,067,137
		Hungary—0.5%
174,782	[1]	OTP Bank RT	7,951,227
		India—1.8%
126,619	[1]	HDFC Bank Ltd., ADR	10,020,628
767,320		Infosys Ltd., ADR	13,136,518
234,563		Reliance Industries Ltd.	6,627,056
11,309		Reliance Industries Limited	185,592
		TOTAL	29,969,794
		Ireland—1.5%
4,889,054	[1]	Greencore Group Plc.	10,343,601
32,259	[1]	ICON PLC	5,828,556
113,295	[1]	Kingspan Group PLC	8,246,920
		TOTAL	24,419,077

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Israel—1.2%
38,647	[1]	CyberArk Software Ltd.	$5,674,539
62,672	[1]	Inmode Ltd.	4,321,861
32,155	[1]	Solaredge Technologies, Inc.	9,592,158
		TOTAL	19,588,558
		Italy—0.7%
817,980		Davide Campari-Milano NV	9,218,205
1,358,089	[1]	Trevi Finanziaria SpA	2,013,516
		TOTAL	11,231,721
		Japan—10.6%
307,300		Asahi Group Holdings Ltd.	13,536,870
190,367		Asahi Intecc Co. Ltd.	5,483,966
204,100		Brother Industries Ltd.	4,048,254
1,064,700		Daicel Corp.	7,910,910
317,169		Daiichi Sankyo Co. Ltd.	9,014,372
426,000		Honda Motor Co., Ltd.	11,715,476
74,017		Hoya Corp.	8,401,461
392,000		KDDI Corp.	12,097,996
20,603		Keyence Corp.	9,853,987
53,267		Lasertec Corp.	6,515,892
112,284		M3, Inc.	8,911,199
126,035		Murata Manufacturing Co. Ltd.	10,794,161
108,602		Nidec Corp.	13,924,591
155,219		Nihon M&A Center, Inc.	8,459,195
235,999		Olympus Corp.	4,968,512
347,000	[1]	Renesas Electronics Corp.	3,829,461
15,685		SMC Corp.	9,324,615
133,200		Sony Corp.	14,000,485
371,900		Sumitomo Mitsui Trust Holdings, Inc.	12,409,976
		TOTAL	175,201,379
		Kenya—0.5%
23,753,024		Safaricom Ltd.	8,382,926
		Mexico—1.1%
962,300	[1]	Grupo Aeroportuario del Centro Norte SAB de CV	5,553,659
558,600	[1]	Grupo Aeroportuario del Pacifico SA, Class B	5,646,877
336,100	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B	6,266,230
		TOTAL	17,466,766
		Netherlands—2.4%
100,317	[1]	Alfen Beheer B.V.	8,505,329
35,786		ASML Holding N.V., ADR	20,293,883
108,822		Corbion NV	6,172,685
19,104	[1]	Shop Apotheke Europe NV	4,641,223
		TOTAL	39,613,120
		Norway—3.8%
908,444		DNB Bank ASA	17,694,477
1,400,018	[1]	NEL ASA	4,083,696
664,849		SpareBaken Vest	5,839,161
1,222,753	[1]	SpareBank 1 SR-Bank ASA	14,106,557
121,722		Tomra Systems ASA	5,210,958
326,100		Yara International ASA	15,693,209
		TOTAL	62,628,058

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Poland—0.5%
120,493	[1]	Dino Polska SA	$7,903,339
		Puerto Rico—1.2%
282,900		Popular, Inc.	18,903,378
		Russia—0.4%
106,878	[1]	Yandex NV	6,838,589
		Singapore—3.1%
601,763		DBS Group Holdings Ltd.	11,927,284
75,107	[1]	Sea Ltd., ADR	17,701,969
2,890,915		Singapore Technologies Engineering Ltd.	8,111,564
686,538		United Overseas Bank Ltd.	12,629,974
		TOTAL	50,370,791
		South Korea—9.5%
56,159		Hyundai Mobis	15,076,075
52,736		Kakao Corp.	22,882,355
294,600		Kia Motors Corp.	20,813,457
141,500		Korea Tobacco & Ginseng Corp.	9,855,849
1,061,500		LG Uplus Corp.	11,131,863
337,644		Samsung Electronics Co. Ltd.	24,761,585
41,711		Samsung SDI Co. Ltd.	24,998,065
253,340		Shinhan Financial Group Co. Ltd.	7,422,122
162,600		SK Hynix, Inc.	20,448,463
		TOTAL	157,389,834
		Sweden—5.0%
448,600	[1]	Duni AB	5,449,947
325,826		Loomis AB	8,506,963
429,976	[1]	Medicover AB	9,961,620
146,488		MIPS AB	11,432,665
497,200		SKF Ab, Class B	13,544,015
23,405	[1]	Spotify Technology SA	7,194,229
1,188,744	[1]	Svenska Handelsbanken AB	12,529,728
77,324		Swedish Match AB	5,552,210
274,385	[1]	Vitrolife AB	8,890,185
		TOTAL	83,061,562
		Switzerland—2.3%
3,335		Barry Callebaut AG	7,204,694
74,507		Nestle S.A.	7,780,457
142,666		Novartis AG	12,261,007
39,395		Sika AG	10,385,479
		TOTAL	37,631,637
		Taiwan—2.1%
1,660,000		Catcher Technology Co. Ltd.	11,434,556
432,168		MediaTek, Inc.	13,964,758
211,082		Taiwan Semiconductor Manufacturing Co. Ltd	4,612,460
312,547		Win Semiconductors Corp.	4,285,820
		TOTAL	34,297,594
		Thailand—0.3%
1,683,100		Siam Commercial Bank PLC	5,637,971
		United Arab Emirates—0.1%
273,315	[1,2]	NMC Health PLC	0

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Arab Emirates—continued
60,856	[1,3]	Yalla Group Ltd., ADR	$1,321,184
		TOTAL	1,321,184
		United Kingdom—12.8%
963,500		Amcor PLC	10,540,690
202,516		Ashtead Group PLC	10,944,400
242,450	[3]	AstraZeneca PLC, ADR	11,729,731
2,254,787	[1]	Babcock International Group PLC	8,110,793
314,595		BELLWAY PLC	12,268,912
350,104		Bunzl PLC	10,908,866
969,416	[1]	Burford Capital Ltd.	8,298,201
213,972	[1]	Ceres Power Holdings PLC	3,717,874
8,374,841	[1]	Cineworld Group PLC	11,391,280
233,800		Coca-Cola European Partners PLC	11,912,110
79,463	[1]	Endava PLC, ADR	7,028,502
387,204	[1]	Entain Plc	7,620,185
297,646		Hilton Food Group PLC	4,557,261
1,257,530	[1]	Inchcape PLC	12,417,029
269,075	[1]	JET2 PLC	5,450,223
40,866		Linde PLC	9,982,338
547,878		Mondi PLC, SAF	13,223,172
256,865		Mondi PLC, UK	6,169,110
155,126	[1]	Next PLC	16,305,798
2,434,344	[1]	Signature Aviation PLC	13,546,194
7,057,087	[1]	Taylor Wimpey PLC	15,494,288
		TOTAL	211,616,957
		Vietnam—0.6%
2,094,140	[1]	Vinhomes Joint Stock Company	9,241,564
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,022,562,301)	1,608,617,098
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria SPA, Warrants (IDENTIFIED COST $1,427,897)	107,422
		INVESTMENT COMPANIES—1.7%
12,676,741		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	12,676,741
15,078,183		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[4]	15,082,707
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,758,944)	27,759,448
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $1,051,749,142)	1,636,483,968
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	13,080,538
		TOTAL NET ASSETS—100%	$1,649,564,506

Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2020	$6,084,262	$19,964,068	$ 26,048,330
Purchases at Cost	208,521,018	201,772,385	410,293,403
Proceeds from Sales	(201,928,539)	(206,650,174)	(408,578,713)
Change in Unrealized Appreciation/Depreciation	N/A	$504	$504
Net Realized Gain/(Loss)	N/A	$(4,076)	$(4,076)
Value as of 2/28/2021	$12,676,741	$15,082,707	$27,759,448
Shares Held as of 2/28/2021	12,676,741	15,078,183	27,754,924
Dividend Income	$2,334	$11,410	$13,744
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
3
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$12,229,867	$12,676,741
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,321,861	—	—	$4,321,861
International	342,372,318	1,261,922,919	$ 0	1,604,295,237
Warrants
International	—	107,422	—	107,422
Investment Companies	27,759,448	—	—	27,759,448
TOTAL SECURITIES	$374,453,627	$1,262,030,341	$0	$1,636,483,968
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt